Discontinued Operation (Details) - Schedule of Operations and Cash Flows of Discontinued Operation - 12 months ended Mar. 31, 2023 - Discontinued Operations [Member]	HKD ($)	USD ($)
Discontinued Operation [Line Items]
Revenue
Cost of revenue – depreciation	(1,950,192)	(248,435)
Gross profit	(1,950,192)	(248,435)
Loan interest income	441,863	56,289
Gain on waiver of amount due to vendors	5,702,300	726,416
Operating expense	(60,000)	(7,643)
Income before income tax expenses	4,133,971	526,627
Income tax expenses
Net income	4,133,971	526,627
Net cash used in operating activities – discontinued operation	(60,000)	(7,643)
Net cash generated from operating activities – discontinued operation	$ 7,000,000	$ 891,731